Derivative financial instruments - Disclosure of hedged items in fair value hedges (Details) - Derivatives designated as fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Hedged Items, net	£ (2,575)	£ 572
Accumulated fair value adjustment included in carrying amount	(2,296)	(3,748)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	(1,754)	(971)
Change in fair value used as a basis to determine ineffectiveness	(167)	(5,999)
Hedge ineffectiveness recognised in the income statement	164	182
Hedged assets
Assets
Carrying amount, hedged assets	62,159	52,465
Accumulated fair value adjustment included in carrying amount, assets	(5,401)	(8,573)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(2,788)	(1,498)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	1,295	(11,945)
Hedge ineffectiveness recognised in the income statement	188	169
Hedged assets | Debt securities at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	2,390	159
Accumulated fair value adjustment included in carrying amount, assets	(24)	(19)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(21)	(11)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	49	(133)
Hedge ineffectiveness recognised in the income statement	21	(20)
Hedged assets | Debt securities at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	8,119	4,858
Accumulated fair value adjustment included in carrying amount, assets	(836)	(1,304)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(57)	(1)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(30)	(1,693)
Hedge ineffectiveness recognised in the income statement	(26)	(16)
Hedged assets | Financial assets at fair value through other comprehensive income | Interest rate risk
Assets
Carrying amount, hedged assets	42,420	33,583
Accumulated fair value adjustment included in carrying amount, assets	(1,392)	(3,758)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(667)	(232)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	1,244	(4,799)
Hedge ineffectiveness recognised in the income statement	197	168
Hedged assets | Financial assets at fair value through other comprehensive income | Inflation risk
Assets
Carrying amount, hedged assets	5,237	8,514
Accumulated fair value adjustment included in carrying amount, assets	(202)	(261)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(176)	14
Liabilities
Change in fair value used as a basis to determine ineffectiveness	(84)	(804)
Hedge ineffectiveness recognised in the income statement	(10)	(9)
Loans and advances at amortised cost | Loans and advances at amortised cost | Interest rate risk
Assets
Carrying amount, hedged assets	3,543	4,906
Accumulated fair value adjustment included in carrying amount, assets	(3,193)	(3,474)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	(1,867)	(1,268)
Liabilities
Change in fair value used as a basis to determine ineffectiveness	113	(4,405)
Hedge ineffectiveness recognised in the income statement	11	44
Loans and advances at amortised cost | Loans and advances at amortised cost | Inflation risk
Assets
Carrying amount, hedged assets	450	445
Accumulated fair value adjustment included in carrying amount, assets	246	243
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, assets	0	0
Liabilities
Change in fair value used as a basis to determine ineffectiveness	3	(111)
Hedge ineffectiveness recognised in the income statement	(5)	2
Hedged liabilities
Liabilities
Carrying amount, hedged liabilities	(64,734)	(51,893)
Accumulated fair value adjustment included in carrying amount, liabilities	3,105	4,825
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	1,034	527
Change in fair value used as a basis to determine ineffectiveness	(1,462)	5,946
Hedge ineffectiveness recognised in the income statement	(24)	13
Debt securities at amortised cost | Interest rate risk
Liabilities
Carrying amount, hedged liabilities	(64,734)	(51,893)
Accumulated fair value adjustment included in carrying amount, liabilities	3,105	4,825
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship, liabilities	1,034	527
Change in fair value used as a basis to determine ineffectiveness	(1,462)	5,946
Hedge ineffectiveness recognised in the income statement	£ (24)	£ 13